CONFIDENTIAL TREATMENT REQUESTED
                        --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Greenway Partners, L.P.
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Address:             277 Park Avenue
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                     27th Floor
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                     New York, New York 10172
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Form 13F File Number:  028-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Gary K. Duberstein
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Title:               Managing Director
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Phone:               (212) 350-5100
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Signature, Place, and Date of Signing:

 /s/ Gary Duberstein        New York, New York              May 15, 2003
---------------------    -------------------------        ------------------
    [Signature]              [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        CONFIDENTIAL TREATMENT REQUESTED
                        --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:               8
                                          ------------------------------

Form 13F Information Table Value Total:             $13,493
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                                                   (thousands)


List of Other Included Managers:

                                                    NONE




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
                               FORM 13F


Page 1 of 1                 Name of Reporting Manager:  Greenway Partners,
                                                        -------------------

  ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Item 6: Investment Discretion
  ----------------------------------------------------------------------------------------------------------------------------------
  Item 1:                   Item 2:      Item 3:             Item 4: Fair      Item 5:  Shares            (b) Shared-  (c) Shared-
  Name of Issuer            Title of     CUSIP              Market Value      or Principal               As Defined in    Other
                            Class        Number                                Amount          (a) Sole    Instr. V
  ----------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.              COM          090066L105          141,000           90,750          90,750
  ----------------------------------------------------------------------------------------------------------------------------------
  Covanta Energy            COM          2281N103            21,000            1,768,200       1,768,200
  ----------------------------------------------------------------------------------------------------------------------------------
  Foot Locker, Inc.         COM          344849104           6,528,000         610,100         610,100
  ----------------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalman         COM          50575Q102           20,000            335,920         335,920
  ----------------------------------------------------------------------------------------------------------------------------------
  NCR Corp.                 COM          62886E108           367,000           20,000          20,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Ryerson Tull              COM          783755101           3,045,000         487,251         487,251
  ----------------------------------------------------------------------------------------------------------------------------------
  Tenneco Automotive        COM          880349105           1,241,000         549,100         549,100
  ----------------------------------------------------------------------------------------------------------------------------------
  Unisys Corp               COM          909214108           2,130,000         230,000         230,000
  ----------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS
                                                             13,493,000
  ----------------------------------------------------------------------------------------------------------------------------------


                             ** TABLE CONTINUED **

                               FORM 13F

Page 1 of 1                 Name of Reporting Manager:  Greenway Partners,
                                                        -------------------

  ------------------------------------------------------------------------------
                                               Item 8: Voting Authority (Shares)
  ------------------------------------------------------------------------------
  Item 1:                  Item 7:
  Name of Issuer              Managers See
                            Instr. V        (a) Sole     (b) Shared  (c) None
  ------------------------------------------------------------------------------
  Biotime Inc.                             90,750
  ------------------------------------------------------------------------------
  Covanta Energy                           1,768,200
  ------------------------------------------------------------------------------
  Foot Locker, Inc.                        610,100
  ------------------------------------------------------------------------------
  Ladenburg Thalman                        335,920
  ------------------------------------------------------------------------------
  NCR Corp.                                20,000
  ------------------------------------------------------------------------------
  Ryerson Tull                             487,251
  ------------------------------------------------------------------------------
  Tenneco Automotive                       549,100
  ------------------------------------------------------------------------------
  Unisys Corp                              230,000
  ------------------------------------------------------------------------------
  COLUMN TOTALS

  ------------------------------------------------------------------------------


                              ** TABLE COMPLETE **